Segment Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Expenses and Net Income (Loss)

The following table presents significant segment expenses and net income (loss) for the three and six months ended June 30, 2026 and 2025 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Resident fees and services	$216,456	$148,855	$416,801	$297,782
Compensation and property management	(100,605)	(72,083)	(191,613)	(142,465)
Food	(9,870)	(6,782)	(18,568)	(13,225)
Real estate taxes	(6,566)	(4,324)	(13,046)	(8,832)
Repairs and maintenance	(7,719)	(4,873)	(14,371)	(9,719)
Utilities	(8,701)	(5,719)	(16,846)	(11,382)
Other segment items(1)	(25,325)	(18,006)	(48,940)	(36,802)
Depreciation and amortization	(56,473)	(31,191)	(107,871)	(63,990)
General and administrative	(1,334)	(2,382)	(4,292)	(5,514)
General and administrative - related party management fee	(2,472)	—	(2,800)	—
Interest expense	(350)	(949)	(701)	(1,897)
Transaction costs	(4,278)	—	(22,788)	—
Gain (loss) on sales of real estate, net	3,884	—	3,884	—
Gain (loss) upon change of control, net	—	—	46,270	—
Gain (loss) on debt extinguishments	—	—	(403)	—
Other income (expense), net	16,465	(4,029)	17,281	(6,409)
Income tax benefit (expense)	1,746	(2,096)	624	(4,687)
Equity income (loss) from unconsolidated joint venture	—	1,009	111	2,460
Net income (loss)	$14,858	$(2,570)	$42,732	$(4,680)
(1)	Other segment items include: (i) cleaning and supplies, (ii) insurance, (iii) marketing, and (iv) other expenses.

The following table presents significant segment expenses and net income (loss) for the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
Resident fees and services	$603,989	$568,475
Compensation and property management	(287,758)	(278,881)
Food	(27,263)	(26,513)
Real estate taxes	(15,937)	(15,472)
Repairs and maintenance	(20,212)	(18,373)
Utilities	(23,602)	(22,309)
Other segment items(1)	(74,151)	(68,895)
Depreciation and amortization	(126,356)	(137,186)
General and administrative	(10,549)	(11,921)
Interest expense	(3,797)	(3,942)
Transaction costs	(1,607)	—
Gain (loss) on sales of real estate, net	—	(16,413)
Other income (expense), net	863	(32,417)
Income tax benefit (expense)	(11,339)	11,490
Equity income (loss) from unconsolidated joint venture	4,068	1,894
Net income (loss)	$6,349	$(50,463)
(1)	Other segment items include: (i) cleaning and supplies, (ii) insurance, (iii) marketing, and (iv) other expenses.